Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party balances and transactions
Schedule of repayments for construction to related parties

	December 31,
	2025		2024		2023
VCD Construcción y Desarrollo, S.A.P.I. de C. V.	Ps.	3,331	Ps.	2,952	Ps.	2,899
MVD 1994 Real State Construction S.R.L. de C.V.		12,500		16,136		11,466
VCD Inmobiliaria y Construcción, S. A. P. I. de C.V.		921		1,188		29,308
Cobra Soluciones y Movilidad, S.A. de C.V.		28,090		—		—
	Ps.	44,842	Ps.	20,276	Ps.	43,673

Schedule of short-term and long-term accounts payable with related parties

	December 31,
Short-term accounts payable	2025		2024		2023
Servicios de Tecnología Aeroportuaria, S.A. de C.V.	Ps.	179,461	Ps.	183,539	Ps.	186,971
Operadora Nacional Hispana, S.A. de C.V.		4,207		2,942		5,906
VCD Construcción y Desarrollo, S.A.P.I. de C.V.		7,781		2,895		2,767
GGA Capital, S.A.P.I. de C.V. (1)		247,893		149,695		247,695
VCD Inmobiliaria y Construcción, S.A.P.I. de C.V.		1,071		5,740		819
Grupo Hotelero Santa Fe, S. A. de C. V.		842		1,019		635
VINCI Airports		322		—		—
VINCI Mobility		270		—		—
MVD 1994 Real Estate Construction, S.R.L. de C.V.		23,724		4,246		8,140
	Ps.	465,571	Ps.	350,076	Ps.	452,933

	December 31,
Long term accounts payable:	2024		2023	2022
GGA Capital, S.A.P.I. de C.V. (2)	Ps.	220,500	$-	$-

(1)	The short-term balance payable to GGA Capital, S.A.P.I. of C.V. for Ps. 247,893, Ps. 149,695 and Ps. 247,695 corresponds to short term loans of OMA VYNMSA Aeroindustrial Park S.A. de C.V. as of December 31, 2025, 2024 and 2023, respectively. Loans generated interest at a 91-day TIIE rate plus 3.20 percentage points, the interest rate was 10.44%, 10.6327% and 15.725% , respectively.
(2)	The long-term balance payable with GGA Capital, S.A.P.I. de C.V. for Ps. 173,950 and Ps. 220,500, corresponds to a loan payable from OMA VYNMSA Aeroindustrial Park S.A. de C.V. as of December 31, 2025 and 2024, respectively. The loan generated interest at a 91-day TIIE rate plus 3.20 percentage points, the interest rate was 10.44%.

Schedule of long term accounts payable to the related parties

	December 31,
Long term accounts payable:	2024		2023	2022
GGA Capital, S.A.P.I. de C.V. (2)	Ps.	220,500	$-	$-
(2)	The long-term balance payable with GGA Capital, S.A.P.I. de C.V. for Ps. 173,950 and Ps. 220,500, corresponds to a loan payable from OMA VYNMSA Aeroindustrial Park S.A. de C.V. as of December 31, 2025 and 2024, respectively. The loan generated interest at a 91-day TIIE rate plus 3.20 percentage points, the interest rate was 10.44%.

Schedule of principal transactions with related parties performed in the normal course of business

	Year ended December 31,
	2025		2024		2023
Capital Expenditures:
Industrial warehouse	Ps.	74,026	Ps.	311,317	Ps.	130,079
Expenses:
Payments from technical assistance received		261,099		235,499		237,896
Administrative services		68,235		66,108		50,300
Improvements to concessioned assets:
Terminal building		—		304		—